Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Other Intangible Assets
	June 30, 2025	December 31, 2024
Cost:
Suppliers’ relationships	760	760
Customers’ relationship	1,032	1,032
Non-competition	270	270

	2,062	2,062
Accumulated amortization:
Suppliers’ relationship	180	150
Customer relationship	862	862
Non-competition	162	162

	1,204	1,174

Impairment of Intangible Assets:
Suppliers’ relationship	189	189
Customer relationship	204	204
Non-competition	73	73

	466	466
	1,670	1,640

Amortized cost	$392	$422

Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill during the period of six months ended June 30, 2025, and the year ended December 31, 2024, respectively are as follows:
Goodwill
Balance as of January 1 and December 31, 2023	4,895
Acquisition during 2024
Impairment of Goodwill	(707)
Balance as of January 1 and December 31, 2024	4,188
Changes during 2025
Acquisition during 2025	-
Impairment of Goodwill	(700)
Balance as of June 30, 2025	$3,488